Convertible Preferred Stock, Common Stock and Warrants (Details 3) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2011	Mar. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Preferred Stock and Stockholders' Deficit
Warrants for the purchase of shares of common stock outstanding (in shares)					342,854
Proceeds from warrants exercised		$ 1,800	$ 26,000		$ 9,700	$ 9,700
Initial Public Offering
Shares of common stock sold in the IPO	5,933,277
Share price (in dollars per share)	$ 14.00
Partial exercise of an option by the underwriters to purchase additional shares of common stock	733,277
Net proceeds received				$ 75,009,000